Annual Total Returns[BarChart] - Ashmore Emerging Markets Local Currency Bond Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.07%)	18.73%	(11.16%)	(6.24%)	(16.22%)	12.48%	16.39%	(7.13%)	12.12%	2.65%